Capital and financial risk management - Liquidity risk - Maturity profile for non-derivative financial liabilities - Tabular disclosure (Details) - Liquidity risk - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	€ 105,266	€ 114,320
Effect of discount/financing rates	(22,155)	(24,084)
Anticipated future cash flows, net	83,111	90,236
Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	25,687	29,315
In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	8,269	7,829
In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	8,464	8,943
In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,580	10,338
In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	7,023	4,320
In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	51,243	53,575
Trade payables and other financial liabilities
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	15,353	15,317
Effect of discount/financing rates	(2)	(6)
Anticipated future cash flows, net	15,351	15,311
Trade payables and other financial liabilities | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	15,304	15,250
Trade payables and other financial liabilities | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	49	67
Trade payables and other financial liabilities | In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	0
Trade payables and other financial liabilities | In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	0
Trade payables and other financial liabilities | In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	0
Trade payables and other financial liabilities | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	0
Bank loans and Commercial paper
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,486	3,075
Effect of discount/financing rates	(67)	(195)
Anticipated future cash flows, net	1,419	2,880
Bank loans and Commercial paper | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	674	1,500
Bank loans and Commercial paper | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	174	746
Bank loans and Commercial paper | In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	440	279
Bank loans and Commercial paper | In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	173	369
Bank loans and Commercial paper | In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2	181
Bank loans and Commercial paper | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	23
Bonds
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	66,895	71,185
Effect of discount/financing rates	(20,010)	(21,773)
Anticipated future cash flows, net	46,885	49,412
Bonds | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,774	3,617
Bonds | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,329	4,682
Bonds | In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	5,964	3,852
Bonds | In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,784	8,242
Bonds | In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	5,506	2,845
Bonds | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	45,538	47,947
Lease liabilities.
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	14,691	13,666
Effect of discount/financing rates	(1,659)	(1,548)
Anticipated future cash flows, net	13,032	12,118
Lease liabilities. | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	3,419	3,198
Lease liabilities. | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,142	2,018
Lease liabilities. | In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,661	1,542
Lease liabilities. | In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,457	1,337
Lease liabilities. | In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	1,316	1,128
Lease liabilities. | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,696	4,443
Other borrowings
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	6,841	11,077
Effect of discount/financing rates	(417)	(562)
Anticipated future cash flows, net	6,424	10,515
Other borrowings | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,516	5,750
Other borrowings | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	2,575	316
Other borrowings | In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	399	3,270
Other borrowings | In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	166	390
Other borrowings | In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	199	166
Other borrowings | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	986	1,185
Borrowings
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	89,913	99,003
Effect of discount/financing rates	(22,153)	(24,078)
Anticipated future cash flows, net	67,760	74,925
Borrowings | Within one year
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	10,383	14,065
Borrowings | In more than one year but less than two years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	8,220	7,762
Borrowings | In more than two years but less than three years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	8,464	8,943
Borrowings | In more than three years but less than four years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	4,580	10,338
Borrowings | In more than four years but less than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	7,023	4,320
Borrowings | In more than five years
Non-derivative financial liabilities
Non-derivative financial liabilities on an undiscounted basis	€ 51,243	€ 53,575